UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2005

Date of reporting period:	June 30, 2005

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments • June 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Senior Collateralized Term Loans (a) (94.2%)
	Aerospace & Defense (3.2%)
$1,995	Alion Science & Technology	5.63 - 5.74%	08/02/09	$2,003,716
5,456	AM General, LLC	7.64 - 7.91	11/01/01	5,677,883
3,990	Apptis (DE), Inc.	6.51 - 8.25	01/05/10	4,014,938
3,960	ARINC, Inc	5.03	03/10/11	4,014,450
1,985	Ceradyne, Inc.	5.25 - 5.38	08/18/11	2,011,043
4,000	DynCorp International, LLC	6.06	02/11/11	4,045,000
1,844	ILC Industries, Inc.	6.08	08/05/10	1,854,533
2,850	K&F Acquisition, Inc.	5.67 -5.82	11/18/12	2,888,931
1,000	SI International, Inc.	5.78	02/10/11	1,016,250
5,418	Transdigm, Inc.	5.44	07/22/10	5,483,713
1,000	Wyle Laboratories, Inc.	5.89 - 5.96	01/28/11	1,016,250
				34,026,707
	Auto Parts: OEM (1.3%)
3,234	Accuride Corp.	5.50 -5.69	01/31/12	3,244,954
9,985	Federal-Mogul Corp. (Revolver) (f)	4.85	02/24/04	8,926,202
2,156	Polypore, Inc.	5.35	11/12/11	2,169,920
				14,341,076
	Automotive Aftermarket (1.4%)
7,500	Metokote Corp.	8.00	11/27/11	7,537,500
4,460	Safelite Glass Corp.	8.50 - 9.00	09/30/07	4,047,463
3,617	United Components, Inc.	5.75	06/30/10	3,672,038
				15,257,001
	Beverages: Alcoholic (0.2%)
2,493	Constellation Brands, Inc.	4.75 - 5.19	11/30/11	2,519,843

	Broadcast/Media (1.4%)
2,980	NEP Supershooters, L.P.	6.99 - 7.49	02/03/11	3,029,971
2,993	Spanish Broadcasting System, Inc.	5.49	06/10/12	3,024,280
2,000	Spanish Broadcasting System, Inc.	7.03	06/10/13	2,033,760
6,484	Susquehanna Media Co.	5.25 - 5.33	03/31/12	6,568,817
				14,656,828
	Building Products (0.5%)
2,985	Interline Brands, Inc.	5.74	12/31/10	3,022,313
2,515	Juno Lighting, Inc.	5.71 -7.75	11/21/10	2,527,403
				5,549,716
	Cable/Satellite TV (8.1%)
1,980	Cebridge Connections, Inc.	6.37 - 8.25	02/23/09	1,986,178
4,000	Century Cable Holdings, LLC	8.00	06/30/09	3,960,720
25,000	Century Cable Holdings, LLC	8.00	12/31/09	24,765,500
15,000	Charter Communications Operating, LLC	6.19	04/27/10	14,825,400
10,880	Charter Communications Operating, LLC	6.44	04/27/11	10,826,085
3,667	DIRECTV Holdings, LLC	4.74	04/13/13	3,683,863
5,000	Hilton Head Communications LP (Revolver)	6.00	09/30/07	4,879,700
1,970	Insight Midwest Holdings, LLC	6.13	12/31/09	1,992,773
1,995	MCC Iowa (Mediacom)	5.14- 5.49	02/01/14	2,011,479
8,000	Olympus Cable Holdings, LLC	7.25	06/30/10	7,890,000
11,000	Olympus Cable Holdings, LLC	8.00	09/30/10	10,889,010
				87,710,708
	Casino/Gaming (5.4%)
7,527	Alliance Gaming Corp.	6.77	09/04/09	7,539,715
1,607	Global Cash Access, LLC	5.58	03/10/10	1,631,525
1,990	Marina District Financial Co.	5.13 -5.24	10/20/11	2,003,691
2,143	MGM Mirage	5.13	11/22/09	2,145,536
5,000	MGM Mirage (Revolver)	4.79 -5.13	11/22/09	4,941,650
24	Opbiz, LLC (Planet Hollywood) (c) (d)	5.98 - 6.56	09/01/09	24,201
10,180	Opbiz, LLC (Planet Hollywood)	6.10	09/01/10	10,215,925
3,927	Resorts International Holdings, LLC	5.83	04/26/12	3,983,127
4,000	Seminole Tribe of Florida	5.38	09/30/11	4,050,000

13,265	Venetian Casino Resort, LLC	5.24	06/15/11	13,412,994
8,000	Wynn Las Vegas, LLC	5.48	12/14/11	8,062,480
				58,010,844
	Chemicals: Major Diversified (3.3%)
9,027	BCP Crystal Holdings, Ltd. (Germany)	5.63	04/06/11	9,166,305
14,881	Huntsman Company, LLC	6.34	03/31/10	14,967,132
10,719	Invista B.V. (fka Kosa B.V.) (Netherlands)	5.75	04/29/11	10,890,514
				35,023,951
	Chemicals: Specialty (4.8%)
5,000	Brenntag AG (Germany)	5.88	02/27/12	5,064,400
1,975	Hercules, Inc.	4.87 - 5.24	10/08/10	1,996,725
15,760	Huntsman International, LLC	5.56	12/31/10	15,841,275
7,920	ISP Chemco, Inc.	5.13 - 5.31	03/27/11	8,023,910
5,133	Kraton Polymers, LLC	5.75 - 6.44	12/23/10	5,216,807
5,994	Nalco Company	4.92 - 5.66	11/04/10	6,095,320
1,496	Niagara Holdings, Inc.	5.50	02/11/12	1,510,285
8,000	Rockwood Specialties Group, Inc.	5.43	07/30/12	8,122,480
				51,871,202
	Computer Communications (0.2%)
1,921	Vertafore, Inc.	6.04 - 6.26	12/23/10	1,932,774

	Construction Materials (0.4%)
400	Builders Firstsource, Inc.	5.60 - 5.82	08/11/11	403,500
1,990	Contech Construction Products, Inc.	5.63 - 7.50	12/04/10	2,016,746
1,985	Nortek, Inc.	5.91 - 7.50	08/27/11	1,997,823
				4,418,069
	Consumer Sundries (3.3%)
998	American Safety Razor Co.	5.88 - 6.07	02/28/12	1,004,981
2,481	Amscan Holdings, Inc.	5.62 - 7.75	04/30/12	2,509,164
2,993	Burt’s Bees, Inc.	6.13 - 6.41	03/29/11	3,029,906
5,654	CEI Holdings, Inc.	6.01 - 7.50	12/03/10	5,625,896
425	Church & Dwight Co., Inc.	5.08	05/30/11	429,533
3,483	Del Laboratories, Inc.	5.21 - 5.73	07/27/11	3,496,639
1,940	Josten, Inc.	5.39	10/04/11	1,969,915
1,990	Marietta Intermediate Holding Corp.	6.37 - 6.43	12/17/10	2,008,666
4,000	MD Beauty, Inc.	6.37 - 8.25	02/18/12	4,050,000
3,132	Prestige Brands, Inc.	5.38 - 7.25	04/06/11	3,168,386
3,492	Rayovac Corp.	5.13 - 5.49	02/06/12	3,535,624
4,443	World Kitchen, Inc.	6.94 - 8.75	03/31/08	4,404,372
				35,233,082
	Consumer/Business Services (0.8%)
1,227	Alderwoods Group, Inc.	5.08 - 5.48	09/29/09	1,243,642
6,895	Buhrmann US, Inc.	5.71 - 5.92	12/31/10	7,003,055
				8,246,697
	Containers/Packaging (4.1%)
1,000	Berry Plastics Corp.	5.39 - 5.60	12/02/11	1,016,380
1,980	Consolidated Container Holdings, LLC	6.69	12/15/08	2,005,978
4,975	Graham Packaging Co.	5.69 - 6.00	10/07/11	5,052,212
11,845	Graphic Packaging International Corp.	5.29 - 5.91	06/30/10	12,039,659
6,820	Impress Metal Packaging Holdings B.V. (Netherlands)	6.03	12/31/06	6,836,994
990	Kranson Industries, Inc.	6.24	07/30/11	1,002,375
4,041	Nexpak Corp. (b)	9.12 - 11.12	03/31/07	3,262,450
1,015	Nexpak Corp. (Revolver) (b)	9.12 - 9.26	03/31/07	1,015,000
1,947	Owens Illinois General, Inc.	4.92	04/01/07	1,963,966
1,135	Owens Illinois General, Inc.	5.02	04/01/08	1,145,271
1,767	Owens Illinois General, Inc. (France)	5.11	04/01/08	1,781,694
1,366	Smurfit-Stone Container Enterprises, Inc.	5.13 - 5.56	11/01/11	1,385,383
3,950	Solo Cup Co.	5.32 - 5.49	02/27/11	3,990,487
1,985	U.S. Can Corp.	6.94	01/10/10	1,994,849
				44,492,698
	Education (0.4%)
1,995	Educate Operating Co.	5.49	03/31/12	1,996,237
2,785	Knowledge Learning Corp.	5.99	01/07/12	2,805,221
				4,801,458
	Electronic Components (0.3%)
2,743	Knowles Electronics, Inc.	8.40	08/29/07	2,762,745

	Engineering & Construction (0.3%)
3,292	United Rentals, Inc.	5.57	02/14/11	3,338,178

	Entertainment & Leisure (2.1%)
2,500	24 Hour Fitness, Inc.	6.19	06/08/12	2,540,625
1,995	Alliance Atlantis Communications, Inc. (Canada)	5.05	12/20/11	2,019,938
2,500	Fender Musical Instruments Corp.	5.46	03/30/12	2,543,750
5,458	Mets II, LLC	6.55	12/31/06	5,485,625
2,985	Universal City Development Partners, Ltd.	5.19 - 5.49	06/09/11	3,018,581
4,985	WMG Acquisition Corp.	5.15 - 5.52	02/28/11	5,022,716
1,886	Yankees Holdings, L.P.	5.71 - 5.83	06/25/07	1,899,857
				22,531,092
	Environmental Services (2.4%)
7,081	Allied Waste North America, Inc.	5.17 - 5.52	01/15/12	7,105,055
7,354	Duratek, Inc.	6.55 - 6.75	12/19/09	7,365,447
6,158	Environmental Systems Products Holdings, Inc.	6.01 - 6.82	12/12/08	6,277,394
1,197	Safety-Kleen Holdco, Inc.	10.25 - 10.33	09/15/08	1,194,008
1,930	Wastequip, Inc.	8.50	12/31/10	1,934,414
1,990	Waste Services, Inc.	7.41 - 9.50	03/31/11	2,012,337
				25,888,655
	Financial Publishing/Services (0.7%)
6,948	Merrill Communications, LLC	5.83	07/30/09	7,009,284
990	Verifone Intermediate Holdings, Inc.	5.19	06/30/11	997,297
				8,006,581
	Financial Services (0.9%)
4,613	Fidelity National Information Solutions, Inc.	4.96	03/09/13	4,599,308
4,950	Transfirst Holdings, Inc.	7.50	03/31/10	4,984,056
				9,583,364
	Food Distributors (0.4%)
3,970	Acosta Sales Co., Inc.	4.89 - 5.39	08/10/10	4,020,856

	Food Retail (0.6%)
6,201	Luigino’s, Inc.	6.38	04/02/11	6,278,908

	Food: Major Diversified (0.7%)
4,925	Dole Food Co.	4.69 -6.50	04/18/12	4,966,725
2,738	Michael Foods, Inc.	5.09 - 5.55	11/21/10	2,784,476
				7,751,201
	Foods & Beverages (4.0%)
7,392	Birds Eye Foods, Inc.	6.08	06/30/08	7,461,457
750	Del Monte Corp.	4.69	02/08/12	759,000
1,985	Doane Pet Care, Inc.	7.38 - 7.43	11/05/09	2,025,931
600	Domino’s, Inc. (Revolver)	5.88	06/25/09	593,250
8,196	DS Waters Enterprises, L.P.	7.59 - 7.83	11/07/09	7,947,731
998	National Dairy Holding, L.P.	5.33	03/15/12	1,009,969
2,583	Pierre Foods, Inc.	5.69	06/30/10	2,619,636
16,788	Pinnacle Foods Holding Corp.	6.22 - 6.37	11/25/10	16,889,736
2,000	Sturm Foods, Inc.	7.75	05/26/11	2,007,500
1,000	Sturm Foods, Inc.	12.00	05/26/12	1,001,250
1,235	Sunny Delight Beverage Co.	7.54	08/20/10	1,244,559
				43,560,019
	Forest Products (0.3%)
1,000	White Birch Paper Co. (Canada)	6.60 - 8.25	04/08/12	1,009,170
2,000	Xerium Technologies, Inc.	5.49	05/18/12	2,020,000
				3,029,170
	Healthcare (1.7%)
3,970	Ardent Health Services, Inc.	7.50	08/12/11	3,974,963
4,538	Concentra Operating Corp.	5.80 - 6.02	06/30/09	4,583,107
1,389	Multiplan, Inc.	6.24	03/04/09	1,398,444
3,980	Pacificare Health Systems, Inc.	4.94 - 5.19	12/13/10	4,002,368
1,985	Sterigenics International, Inc.	6.41 - 8.00	06/14/11	2,009,812
2,746	VWR International, Inc.	5.65	04/07/11	2,771,318
				18,740,012
	Home Furnishings (1.0%)
3,985	Holmes Group, Inc.	6.01 - 7.75	11/08/10	4,019,869

2,000	Hunter Fan Co.	5.69 - 5.91	03/24/12	1,992,500
3,753	Tempur-Pedic, Inc.	5.74	06/30/09	3,783,878
				9,796,247
	Hospital/Nursing Management (0.8%)
1,985	CHS/Community Health Systems, Inc.	5.07	08/19/11	2,008,979
6,930	Lifepoint Hospitals, Inc.	4.85	04/15/12	6,944,692
				8,953,671
	Hotels/Resorts/Cruiselines (0.7%)
1,456	CNL Hospitality Partners, L.P.	5.68	10/13/06	1,459,192
3,811	Interstate Operating Company, L.P.	8.88	01/14/08	3,816,085
2,741	Wyndham International, Inc.	6.50	05/10/11	2,760,240
				8,035,517
	Industrial Machinery (1.3%)
2,013	Formica Corp.	7.74 - 9.50	06/10/10	2,022,568
568	Formica Corp. (Canada)	7.74 - 8.09	06/10/10	570,459
1,376	Formica Corp. (Spain)	7.74 - 8.09	06/10/10	1,382,396
703	Formica Corp. (United Kingdom)	7.74 - 8.09	06/10/10	706,963
1,995	Goodman Global Holdings, Inc.	5.50	12/23/11	2,019,937
3,769	Mueller Group, Inc.	5.74 - 6.24	04/23/11	3,802,140
2,551	Sensus Metering Systems, Inc.	5.40 - 5.78	12/17/10	2,581,794
382	Sensus Metering Systems, Inc. (Luxembourg)	5.40 - 5.78	12/17/10	386,131
				13,472,388
	Industrial Specialties (1.1%)
1,653	National Waterworks, Inc.	5.99	11/22/09	1,675,791
7,993	Panolam Industries International, Inc. and Panolam Industries, Ltd. (Canada)	6.38	12/03/10	8,102,435
2,422	Unifrax Corp.	5.63	05/19/10	2,454,907
				12,233,133
	Life/Health Insurance (1.4%)
2,978	Alliant Resources Group, Inc.	6.59 - 8.50	08/31/11	2,999,831
2,867	CCC Information Services	6.08	08/20/10	2,902,524
9,589	Conseco, Inc.	6.83	06/22/10	9,696,883
				15,599,238
	Medical Specialties (0.9%)
1,933	Colgate Medical, Ltd. (United Kingdom)	5.48 - 5.49	12/30/08	1,953,483
1,533	CONMED Corp.	5.71	12/15/09	1,549,814
6,000	Cooper Companies, Inc.	5.00	01/06/12	6,055,020
				9,558,317
	Medical/Nursing Services (1.2%)
4,316	Ameripath, Inc.	6.58	03/27/10	4,353,343
5,985	Select Medical Corp.	5.04 - 7.00	02/24/12	6,002,117
2,467	Select Medical Corp. (Revolver)	5.79 - 5.95	02/24/11	2,442,000
				12,797,460
	Miscellaneous (0.3%)
3,000	Outsourcing Solutions Inc.	7.92	09/30/10	3,022,500

	Miscellaneous Commercial Services (0.1%)
853	Central Parking Corp.	5.49	03/31/10	857,923

	Movies/Entertainment (2.4%)
4,038	Metro-Goldwyn Mayer Studios, Inc.	5.74	04/08/11	4,042,823
12,000	Metro-Goldwyn Mayer Studios, Inc.	5.74	04/08/12	12,056,280
381	Metro-Goldwyn Mayer Studios, Inc. (Revolver)	5.65 - 5.83	04/08/10	374,157
9,575	Regal Cinemas Corp.	5.24	11/10/10	9,672,768
				26,146,028
	Oil & Gas Pipelines (2.0%)
9,236	El Paso Corp.	6.13	11/23/09	9,311,030
4,000	Kerr Mcgee Corp.	5.55	05/18/07	4,030,480
7,000	Kerr Mcgee Corp.	5.79	05/18/11	7,116,200
1,000	Semcrude, L.P. - U.S.	5.72 - 7.00	03/16/11	1,008,440
				21,466,150
	Oil Refining/Marketing (0.4%)
4,652	Getty Petroleum Marketing, Inc.	6.33	05/19/10	4,722,180

	Other Metals/Minerals (1.1%)
7,194	CII Carbon, Inc.	7.25	06/25/08	7,121,778

1,638	Foundation PA Coal Co.	5.38 - 5.66	07/30/11	1,661,594
1,779	Novelis, Inc.	4.96	01/07/12	1,801,197
1,024	Novelis, Inc. (Canada)	4.96	01/07/12	1,037,053
				11,621,622
	Pharmaceuticals: Other (0.9%)
9,591	MCC Merger Sub Corp.	8.47	09/30/08	9,639,228

	Printing/Publishing (1.2%)
1,000	Ascend Media Holdings, LLC	5.85 - 5.96	01/31/12	1,003,750
2,000	Canon Communications, LLC	7.24	05/31/11	2,000,000
3,992	Day International Group, Inc.	6.83 - 6.99	09/16/09	4,019,883
2,000	Endurance Business Media, Inc.	5.96	03/08/12	2,028,760
2,955	Liberty Group Operating, Inc.	5.44 - 7.00	02/28/12	2,974,804
941	Source Media, Inc.	5.74	11/08/11	954,711
				12,981,908
	Publishing: Books/Magazines (3.9%)
8,004	American Media Operations, Inc.	5.88	04/01/07	8,103,674
4,975	Cygnus Business Media, Inc.	7.51	07/13/09	4,962,562
5,626	F&W Publications, Inc.	6.94 - 7.08	12/31/09	5,682,601
3,980	Network Communications, Inc.	5.92 - 7.75	06/30/11	3,997,432
694	Network Communications, Inc.	5.71	12/31/11	696,590
3,845	Primedia, Inc.	6.00 - 6.06	06/30/09	3,851,829
1,245	Primedia, Inc. (Revolver)	5.38	06/30/08	1,215,349
734	R.H. Donnelley, Inc.	4.96 - 5.24	12/31/09	742,521
7,827	R.H. Donnelley, Inc.	4.87 - 5.24	06/30/11	7,913,860
2,589	Transwestern Publishing Company, LLC	5.38 -7.00	02/25/11	2,588,790
1,840	Transwestern Publishing Company, LLC	4.56	06/24/11	1,849,494
				41,604,702
	Publishing: Newspapers (0.8%)
6,527	CanWest Media, Inc. (Canada)	5.47	08/15/09	6,597,409
1,485	Herald Media, Inc.	5.99	07/22/11	1,506,815
				8,104,224
	Real Estate - Industrial/Office (0.3%)
967	Corrections Corp. of America	4.89 - 4.92	03/31/08	976,945
2,408	General Growth Properties, LP	5.37	11/12/07	2,424,043
				3,400,988
	Real Estate Development (0.7%)
2,500	Biomed Realty, L.P.	5.36	05/30/10	2,503,125
5,000	Landsource Communities Development, LLC	5.75	03/31/10	5,026,550
				7,529,675
	Recreational Products (0.4%)
2,469	Pure Fishing, Inc.	5.85 - 6.49	09/30/10	2,501,140
1,886	True Temper Sports, Inc.	5.99 - 8.00	03/15/11	1,895,339
				4,396,479
	Restaurants (0.4%)
1,990	Carrols Corp.	6.00	12/31/10	2,014,039
1,493	Denny’s, Inc.	6.25 - 6.74	09/30/09	1,533,551
995	Landry’s Restaurants, Inc.	5.08 - 5.24	12/28/10	1,006,194
				4,553,784
	Retail - Specialty (2.3%)
2,418	Alimentation Couche-Tard, Inc. (Canada)	5.06	12/17/10	2,443,301
3,453	Central Garden & Pet Co.	4.96 - 5.08	05/15/09	3,495,656
1,846	NBTY, Inc.	5.31	03/15/07	1,858,890
2,963	Nebraska Book Co.	5.88	03/04/11	3,003,234
9,283	Pantry, Inc. (The)	5.58	03/12/11	9,401,519
5,000	TravelCenters of America, Inc.	7.00	12/01/11	5,000,000
				25,202,600
	Semiconductors (1.7%)
2,990	Amkor Technology, Inc.	7.79	10/27/10	3,027,375
7,960	On Semiconductor Corp.	6.50	12/15/11	8,061,968
6,965	Viasystems, Inc.	7.64	09/30/09	7,037,575
				18,126,918
	Services to the Health Industry (1.6%)
3,817	CDI Acquisition Sub, Inc.	6.99	12/31/10	3,798,255
3,157	FHC Health Systems, Inc.	9.33 - 11.33	12/18/09	3,188,714
2,000	FHC Health Systems, Inc.	12.32	02/09/11	2,010,000

3,780	Insight Health Services Acquisition Corp.	7.24 - 7.49	10/17/08	3,795,331
3,893	MC Communications, LLC	7.58 - 7.99	12/31/10	3,951,733
				16,744,033
	Specialty Insurance (0.1%)
871	Mitchell International, Inc.	6.24	08/15/11	885,441

	Telecommunications (2.9%)
1,990	AAT Communications Corp.	5.99 - 6.02	01/16/12	2,011,771
8,000	FairPoint Communications, Inc.	5.44 - 5.56	02/08/12	8,100,000
3,000	Hawaiian Telcom Communications, Inc.	5.73	10/31/12	3,034,680
5,000	Iowa Telecom Services, Inc.	5.49 - 5.54	11/23/11	5,054,700
7,585	KMC Telecom, Inc.	8.99	06/30/10	3,982,214
1,200	Qwest Corp.	7.93	06/30/07	1,237,692
2,450	Valor Telecommunications Enterprises, LLC	5.33 - 5.49	02/14/12	2,483,687
4,961	WILTEL Communications, LLC	6.99	06/30/10	4,981,212
				30,885,956
	Telecommunications Equipment (0.0%)
1,033	Channel Master, Inc.(c) (g)	9.00	12/31/04	141,976
64	Channel Master, Inc. (Revolver) (c) (g)	9.00	12/31/04	8,814
				150,790
	Textiles (0.5%)
5,600	Polymer Group, Inc.	6.73	04/27/10	5,686,352

	Transportation (1.8%)
1,980	Horizon Lines, LLC	5.99	07/07/11	2,008,057
2,431	Pacer International, Inc.	5.19 - 7.00	06/10/10	2,455,686
5,429	Quality Distribution, Inc.	6.24 - 6.33	11/13/09	5,455,873
9,765	Sirva Worldwide, Inc.	5.62 - 5.65	12/01/10	9,223,546
				19,143,162
	Utilities (3.1%)
7,514	Allegheny Energy Supply Co., LLC	5.82 - 5.88	03/08/11	7,554,806
6,933	Pike Electric, Inc.	5.44	07/01/12	7,020,000
4,440	Pike Electric, Inc.	5.50	12/10/12	4,506,600
8,978	Reliant Energy, Inc.	5.68 - 6.09	04/30/10	9,068,891
4,979	Texas Genco, LLC	5.30 - 5.49	12/14/11	5,055,923
				33,206,220
	Waste Management (1.0%)
6,773	Envirocare of Utah, LLC	6.11 - 8.86	04/13/10	6,804,287
3,990	WCA Waste Systems, Inc.	6.17	04/28/11	3,999,975
				10,804,262
	Wireless Telecommunications (2.7%)
8,868	Centennial Cellular Operating Co.	5.34 - 5.77	02/09/11	9,000,647
14,000	Nextel Partners Operating Corp.	4.83	05/31/12	14,059,500
5,955	Western Wireless Corp.	6.12 - 6.33	05/31/11	5,977,331
				29,037,478
	Total Senior Collateralized Term Loans
	(Cost $1,010,821,601)			1,013,950,009

NUMBER OF SHARES
	Common Stocks (e) (2.6%)
	Automotive Aftermarket (0.0%)
100,632	Safelite Glass Corp. (b)			0
6,793	Safelite Realty Corp. (b)			0
				0
	Casino/Gaming (0.0%)
43,216	Opbiz (Planet Hollywood) (b)			25,930

	Computer Software & Services (0.0%)
107,026	DecisionOne Corp. (b)			0

	Consumer Sundries (0.1%)
52,654	World Kitchen, Inc. (b)			937,768

	Containers/Packaging (0.0%)
69,711	Nexpak Holdings, LLC (b)			0

	Engineering & Construction (1.2%)
243,900	Washington Group International, Inc.	12,468,168

	Environmental Services (0.0%)
19,446	Environmental Systems Products Holdings, Inc. (b)	196,793

	Forest Products (0.1%)
139,289	Tembec, Inc. (Canada)	386,125

	Medical Specialties (1.1%)
186,419	Dade Behring Holdings, Inc.	12,119,099

	Medical/Nursing Services (0.2%)
50,000	NeighborCare, Inc.	1,658,500

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (b)	0

	Textiles (0.0%)
61,460	London Fog (b)	234,777

	Total Common Stocks
	(Cost $17,965,283)	28,027,160

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Senior Notes (0.6%)
	Telecommunications (0.4%)
$4,982	KMC Telecom, Inc. (c) (d)	7.38%	06/30/11	2,615,673
2,175	KMC Telecom, Inc. (c) (d)	7.63	06/30/11	1,142,020
1,000	Qwest Corp. - 144A*	6.67	06/15/13	1,028,750
				4,786,443
	Wireless Telecommunications (0.2%)
2,000	Rogers Wireless Inc. - 144A (Canada)	6.54	12/15/10	2,095,000

	Total Senior Notes
	(Cost $7,654,404)			6,881,443

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (b) (e) (0.0%)
	Casino/Gaming (0.0%)
20,570	Opbiz (Planet Hollywood)	09/01/10	0

	Internet Software/Services (0.0%)
98,655	Mobile Pro Corp.	11/15/09	0

	Total Warrants
	(Cost $0)		0

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (1.9%) Repurchase Agreements
$14,000	Joint repurchase agreement account (dated 06/30/05; proceeds $14,001,303) (i)	3.35%	7/1/2005	14,000,000

5,842	The Bank of New York (dated 06/30/05; proceeds $5,842,053) (j)	3.125	7/1/2005	5,841,546

	Total Short-Term Investments (Cost $19,841,546)			19,841,546

	Total Investments (Cost $1,056,282,834) (h) (k)		99.3%	1,068,700,158

	Other Assets in Excess of Liabilities		0.7	7,622,303

	Net Assets		100.0%	$1,076,322,461

(a)	Floating rate securities. Interest rates shown are those in effect at June 30, 2005.
(b)

Securities with total market value equal to $5,672,718 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Non-income producing security; loan or note in default.
(d)	Payment-in-kind security.
(e)	Non-income producing securities.
(f)	Issuer is restructuring loan.
(g)	Issuer is liquidating loan.
(h)	Securities have been designated as collateral in an amount equal to $40,804,473 in connection with unfunded loan commitments.
(i)	Collateralized by federal agency and U.S. Treasury obligations.
(j)	Collateralized by Federal National Mortgage Assoc. 3.125% due 07/01/05 valued at $5,958,376.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $27,707,361 and the aggregate gross unrealized depreciation is $15,290,037, resulting in net unrealized appreciation of $12,417,324.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005